Other Accrued Expenses and Other Liabilities - Components of Other Accrued Expenses (Current) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other accrued expenses
Unearned/deferred revenue		$ 4,487	$ 3,787
Warranty		2,978	4,568
Restructuring and exit costs		2,551	459
Taxes other than income		2,432	1,424
Accrued freight, travel and transportation		1,397	1,384
Short-term capital lease obligations		1,041	694
Accrued rebates		617	473
Other (none of which are individually significant)		6,447	8,837
Total other accrued expenses	$ 53,054	$ 21,950	$ 21,626